Consolidated Statements of Changes in Equity - USD ($) $ in Thousands		Issued capital [member]	Reserve of exchange differences on translation [member]	Capital reserve [member]	Reserve of share-based payments [member]	Retained earnings [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Balance at Dec. 31, 2017		$ 55,102	$ (5,885)	$ 132,591	$ 16,746	$ (135,287)	$ 63,267	$ 5,944	$ 69,211
Statement Line Items [Line Items]
Dividends declared						(2,908)	(2,908)	(589)	(3,497)
Shares issued - share-based payment					14		14		14
Profit for the year						10,766	10,766	2,990	13,756
Other comprehensive income for the year			(676)				(676)		(676)
Balance at Dec. 31, 2018		55,102	(6,561)	132,591	16,760	(127,429)	70,463	8,345	78,808
Statement Line Items [Line Items]
Dividends declared						(2,969)	(2,969)	(426)	(3,395)
Shares issued - share-based payment		963					963		963
Profit for the year						42,018	42,018	8,383	50,401
Other comprehensive income for the year			(2,060)				(2,060)		(2,060)
Balance at Dec. 31, 2019		56,065	(8,621)	132,591	16,760	(88,380)	108,415	16,302	124,717	[1]
Statement Line Items [Line Items]
Dividends declared						(3,887)	(3,887)	(655)	(4,542)
Shares issued - share-based payment		216					216		216
Profit for the year						20,780	20,780	4,477	25,257
Other comprehensive income for the year			(173)				(173)		(173)
Shares issued - options exercised		30					30		30
Shares issued - equity raise (net of transaction cost) ~	[2]	12,538					12,538		12,538
Shares issued - Blanket shares purchased from Fremiro		5,847			(2,247)		3,600	(3,600)
Balance at Dec. 31, 2020		$ 74,696	$ (8,794)	$ 132,591	$ 14,513	$ (71,487)	$ 141,519	$ 16,524	$ 158,043

[1]	The Group voluntarily changed its disclosure policy for exploration and evaluation assets to be disclosed separately as Exploration and evaluation assets rather than as part of Property, plant and equipment; similarly lease liabilities were classified separately from trade and other payables (refer to note 4(b)(i) and 4(b)(ii)). The new disclosure policies were adopted from December, 2020 and have been applied retrospectively.
[2]	The Company raised equity for the construction of the solar plant by way of an At The Market ("ATM") equity offer on the NYSE American. Gross proceeds of $13,000 were raised pursuant to the ATM sales agreement with Cantor Fitzgerald & Co. at a transaction cost of $462.